Securities Purchased Under Agreements To Resell And Collateral Pledged By Counterparties (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Securities Purchased under Agreements to Resell [Abstract]
Gross amounts of recognized assets	$ 613,682	$ 615,773
Gross amounts offset in the Statement of Condition	0	0
Net amounts of assets presented in the Statement of Condition	613,682	615,773
Offsetting securities sold under agreements to repurchase	(1,628)	(537)
Securities collateral (not recognized on FHN's Statement of Condition)	(603,813)	(607,642)
Net amount	$ 8,241	$ 7,594